Financial instruments and risk management - Additional Information (Detail) Gallons in Thousands	12 Months Ended
	Dec. 31, 2025 Gallons $ / PerGallon	Dec. 31, 2024 Gallons $ / PerGallon	Dec. 31, 2023 Gallons $ / PerGallon
Disclosure Of Financial Instrument [Line Items]
Transfers between Levels 1 and 2	no	no	no
Annual consumption (Gal JF54) | Gallons	460,555	462,533	433,727
Percentage of expenses denominated in foreign currencies	40.00%	40.00%	36.00%
Percentage of revenues denominated in foreign currencies	5.00%	4.00%	2.00%
In Gallons
Disclosure Of Financial Instrument [Line Items]
Annual consumption (Gal JF54) | Gallons	460,500	462,500	433,700
Average jet fuel consumption price	2.48	2.67	3.01
Fixed interest rate
Disclosure Of Financial Instrument [Line Items]
Percentage of risk	100.00%	96.00%	80.00%
Bottom of range
Disclosure Of Financial Instrument [Line Items]
Percentage of target interest rate	10.00%
Jet fuel consumption price	50
Percentage of paused of fuel hedging activity for fuel consumption	40.00%	40.00%	40.00%
Top of range
Disclosure Of Financial Instrument [Line Items]
Percentage of target interest rate	7.00%
Jet fuel consumption price	75
Percentage of paused of fuel hedging activity for fuel consumption	60.00%	60.00%	60.00%